UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Registrant:	Legg Mason Investors Trust, Inc.
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 21202

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1 – Schedules of Investments

Quarterly Report to Shareholders 1

Portfolio of Investments

American Leading Companies Trust

June 30, 2009 (Unaudited)

	Shares	Value

Common Stocks and Equity Interests† — 99.5%
Consumer Discretionary — 7.3%
Media — 4.1%
CBS Corp.	320,000	$2,214,400
Time Warner Cable Inc.	47,608	1,507,745
Time Warner Inc.	189,666	4,777,687

		8,499,832

Specialty Retail — 3.2%
The TJX Cos. Inc.	215,000	6,763,900

Consumer Staples — 6.4%
Beverages — 0.5%
PepsiCo Inc.	18,000	989,280

Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	55,000	2,513,500

Food Products — 1.1%
Kraft Foods Inc.	95,000	2,407,300

Household Products — 0.5%
Procter and Gamble Co.	19,000	970,900

Tobacco — 3.1%
Altria Group Inc.	125,000	2,048,750
Philip Morris International Inc.	105,000	4,580,100

		6,628,850

Energy — 9.3%
Energy Equipment and Services — 6.1%
Baker Hughes Inc.	73,000	2,660,120
National Oilwell Varco Inc.	70,000	2,286,200	A
Noble Corp.	88,000	2,662,000
Transocean Ltd.	70,000	5,200,300	A

		12,808,620

Oil, Gas and Consumable Fuels — 3.2%
Apache Corp.	34,000	2,453,100
ConocoPhillips	30,000	1,261,800
Devon Energy Corp.	30,000	1,635,000
Exxon Mobil Corp.	20,000	1,398,200

		6,748,100

Financials — 17.4%
Capital Markets — 5.3%
Morgan Stanley	100,000	2,851,000
State Street Corp.	70,000	3,304,000
The Goldman Sachs Group Inc.	34,000	5,012,960

		11,167,960

Commercial Banks — 1.0%
Wells Fargo & Co.	87,500	2,122,750

	Shares	Value

Financials — Continued
Consumer Finance — 1.8%
Capital One Financial Corp.	175,000	$3,829,000

Diversified Financial Services — 4.0%
J.P. Morgan Chase and Co.	195,000	6,651,450
NYSE Euronext	67,500	1,839,375

		8,490,825

Insurance — 5.3%
Aflac Inc.	75,000	2,331,750
Hartford Financial Services Group Inc.	200,000	2,374,000
MetLife Inc.	93,000	2,790,930
Prudential Financial Inc.	95,500	3,554,510

		11,051,190

Health Care — 14.3%
Biotechnology — 2.1%
Amgen Inc.	85,000	4,499,900	A

Health Care Providers and Services — 8.6%
Aetna Inc.	40,000	1,002,000
Health Net Inc.	260,000	4,043,000	A
UnitedHealth Group Inc.	290,000	7,244,200
WellPoint Inc.	112,500	5,725,125	A

		18,014,325

Pharmaceuticals — 3.6%
Johnson and Johnson	106,000	6,020,800
Pfizer Inc.	100,000	1,500,000

		7,520,800

Industrials — 10.6%
Aerospace and Defense — 4.8%
General Dynamics Corp.	70,000	3,877,300
Lockheed Martin Corp.	48,000	3,871,200
United Technologies Corp.	45,000	2,338,200

		10,086,700

Airlines — 2.1%
Delta Air Lines Inc.	300,000	1,737,000	A
UAL Corp.	875,000	2,791,250	A

		4,528,250

Electrical Equipment — 0.6%
Emerson Electric Co.	40,000	1,296,000

Industrial Conglomerates — 1.5%
General Electric Co.	265,000	3,105,800

Machinery — 1.6%
Caterpillar Inc.	100,000	3,304,000

Information Technology — 26.3%
Communications Equipment — 4.3%
Cisco Systems Inc.	110,000	2,050,400	A

	Shares	Value

Information Technology — Continued
Communications Equipment — Continued
Nokia Oyj — ADR	485,000	$7,071,300

		9,121,700

Computers and Peripherals — 8.5%
EMC Corp.	290,000	3,799,000	A
Hewlett-Packard Co.	200,000	7,730,000
International Business Machines Corp.	60,800	6,348,736

		17,877,736

Electronic Equipment, Instruments & Components — 1.1%
Jabil Circuit Inc.	300,000	2,226,000

Internet Software and Services — 4.2%
eBay Inc.	350,000	5,995,500	A
Yahoo! Inc.	186,000	2,912,760	A

		8,908,260

IT Services — 0.9%
Accenture Ltd.	57,000	1,907,220

Semiconductors and Semiconductor Equipment — 3.7%
Texas Instruments Inc.	360,000	7,668,000

Software — 3.6%
Microsoft Corp.	318,000	7,558,860

Materials — 3.6%
Metals and Mining — 3.6%
Alcoa Inc.	130,000	1,342,900
Freeport-McMoRan Copper and Gold Inc.	48,000	2,405,280
United States Steel Corp.	110,000	3,931,400

		7,679,580

Telecommunication Services — 2.8%
Diversified Telecommunication Services — 1.3%
AT&T Inc.	110,000	2,732,400

Wireless Telecommunication Services — 1.5%
Sprint Nextel Corp.	650,000	3,126,500	A

Utilities — 1.5%
Independent Power Producers and Energy Traders — 1.5%
The AES Corp.	275,000	3,192,750	A

Total Common Stocks and Equity Interests (Cost — $192,884,395)		209,346,788

Total Investments — 99.5% (Cost — $192,884,395)B		209,346,788
Other Assets Less Liabilities — 0.5%		1,113,286

Net Assets — 100.0%		$210,460,074

Net Asset Value Per Share:

Class A	$11.66

Class C	$11.63

Institutional Class	$12.18

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Investment Valuation.
A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,814,373
Gross unrealized depreciation	(39,351,980)

Net unrealized appreciation	$16,462,393

ADR —	American Depository Receipt

Quarterly Report to Shareholders 1

Portfolio of Investments

U.S. Small-Capitalization Value Trust

June 30, 2009 (Unaudited)

	Shares	Value

Common Stocks and Equity Interests† — 96.2%
Consumer Discretionary — 15.5%
Auto Components — 0.7%
Hawk Corp.	4,900	$67,865	A
Spartan Motors Inc.	8,000	90,640
Superior Industries International Inc.	16,795	236,809

		395,314

Distributors — 0.3%
Audiovox Corp.	3,150	18,459	A
Core-Mark Holding Co. Inc.	5,770	150,366	A

		168,825

Diversified Consumer Services — 0.9%
Pre-Paid Legal Services Inc.	11,100	483,849	A

Hotels, Restaurants and Leisure — 2.6%
Benihana Inc.	3,000	18,960	A
Boyd Gaming Corp.	13,300	113,050	A
Carrols Restaurant Group Inc.	9,400	62,604	A
Century Casinos Inc.	7,400	22,052	A
Cracker Barrel Old Country Store Inc.	8,210	229,059
Domino’s Pizza Inc.	6,490	48,610	A
Dover Downs Gaming and Entertainment Inc.	5,390	25,064
Einstein Noah Restaurant Group Inc.	5,400	46,710	A
Great Wolf Resorts Inc.	15,500	31,620	A
Luby’s Inc.	12,366	50,206	A
McCormick and Schmick’s Seafood Restaurants Inc.	1,700	12,937	A
Multimedia Games Inc.	8,200	40,672	A
Pinnacle Entertainment Inc.	30,000	278,700	A
Speedway Motorsports Inc.	20,350	280,016
The Steak n Shake Co.	16,100	140,714	A

		1,400,974

Household Durables — 2.1%
CSS Industries Inc.	15,880	323,635
Ethan Allen Interiors Inc.	11,280	116,861
Helen of Troy Ltd.	16,900	283,751	A
Hooker Furniture Corp.	2,780	31,914
Jarden Corp.	17,100	320,625	A
M/I Homes Inc.	8,300	81,257	A

		1,158,043

Internet and Catalog Retail — 0.4%
dELiA*s Inc.	10,600	25,228	A
NutriSystem Inc.	14,800	214,600

		239,828

Leisure Equipment and Products — 1.2%
Callaway Golf Co.	14,120	71,589
JAKKS Pacific Inc.	24,440	313,565	A

	Shares	Value

Consumer Discretionary — Continued
Leisure Equipment and Products — Continued
Polaris Industries Inc.	9,060	$291,007

		676,161

Media — 0.7%
Alloy Inc.	7,400	39,146	A
Harte-Hanks Inc.	10,100	93,425
Lakes Entertainment Inc.	10,200	29,682	A
Scholastic Corp.	10,190	201,660

		363,913

Multiline Retail — 0.4%
Dillard’s Inc.	19,500	179,400
Tuesday Morning Corp.	15,500	52,235	A

		231,635

Specialty Retail — 5.4%
America’s Car-Mart Inc.	6,350	130,175	A
Books-A-Million Inc.	7,100	50,481
Build-A-Bear Workshop Inc.	8,500	37,995	A
Cabela’s Inc.	29,275	360,082	A
Conn’s Inc.	24,590	307,375	A
Gander Mountain Co.	8,200	49,200	A
Genesco Inc.	10,700	200,839	A
Group 1 Automotive Inc.	5,560	144,671
Gymboree Corp.	8,300	294,484	A
Haverty Furniture Cos. Inc.	7,600	69,540
Jos. A Bank Clothiers Inc.	1,200	41,352	A
Lithia Motors Inc.	8,100	74,844
Pep Boys- Manny, Moe & Jack	14,100	142,974
Rent-A-Center Inc.	3,900	69,537	A
REX Stores Corp.	3,995	40,190	A
Shoe Carnival Inc.	6,910	82,436	A
Stage Stores Inc.	23,085	256,244
Systemax Inc.	19,900	237,009	A
The Finish Line Inc.	28,250	209,615
The Wet Seal Inc.	35,600	109,292	A
West Marine Inc.	9,600	52,896	A

		2,961,231

Textiles, Apparel and Luxury Goods — 0.8%
Columbia Sportswear Co.	2,940	90,905
K-Swiss Inc.	6,030	51,255
Maidenform Brands Inc.	16,540	189,714	A
R.G. Barry Corp.	4,600	29,900
UniFirst Corp.	1,500	55,755

		417,529

Consumer Staples — 3.7%
Food and Staples Retailing — 0.9%
Ingles Markets Inc.	7,100	108,204
Nash Finch Co.	1,600	43,296
The Pantry Inc.	4,500	74,700	A

	Shares	Value

Consumer Staples — Continued
Food and Staples Retailing — Continued
Winn-Dixie Stores Inc.	22,800	$285,912	A

		512,112

Food Products — 1.1%
Cal-Maine Foods Inc.	11,600	289,536
Fresh Del Monte Produce Inc.	10,700	173,982	A
Imperial Sugar Co.	6,900	83,559
John B. Sanfilippo and Son Inc.	4,400	31,460	A
Overhill Farms Inc.	6,800	35,836	A

		614,373

Personal Products — 0.7%
Bare Escentuals Inc.	14,500	128,615	A
Nutraceutical International Corp.	8,390	87,172	A
Prestige Brands Holdings Inc.	27,200	167,280	A
Schiff Nutrition International Inc.	3,140	15,983	A

		399,050

Tobacco — 1.0%
Alliance One International Inc.	42,600	161,880	A
Universal Corp.	10,860	359,574

		521,454

Energy — 3.2%
Energy Equipment and Services — 2.0%
Bolt Technology Corp.	1,100	12,364	A
Bristow Group Inc.	7,840	232,299	A
Cal Dive International Inc.	42,095	363,280	A
Global Industries Ltd.	12,700	71,882	A
Gulfmark Offshore Inc.	12,090	333,684	A
Hornbeck Offshore Services Inc.	2,000	42,780	A
TGC Industries Inc.	5,600	27,272	A
Union Drilling Inc.	5,700	37,734	A

		1,121,295

Oil, Gas and Consumable Fuels — 1.2%
Adams Resources and Energy Inc.	1,300	22,295
CVR Energy Inc.	5,300	38,849	A
Delek US Holdings Inc.	1,400	11,872
GeoResources Inc.	2,700	27,540	A
Holly Corp.	2,200	39,556
USEC Inc.	67,500	359,100	A
World Fuel Services Corp.	3,200	131,936

		631,148

Financials — 27.1%
Capital Markets — 2.8%
Cowen Group Inc.	6,600	55,110	A
Evercore Partners Inc.	6,500	127,660
FBR Capital Markets Corp.	33,500	157,450	A
Investment Technology Group Inc.	2,600	53,014	A
LaBranche Co. Inc.	28,200	121,260	A

	Shares	Value

Financials — Continued
Capital Markets — Continued
MF Global Ltd.	26,100	$154,773	A
Penson Worldwide Inc.	14,200	127,090	A
Piper Jaffray Cos. Inc.	12,400	541,508	A
Sanders Morris Harris Group Inc.	15,260	83,930
Thomas Weisel Partners Group Inc.	14,000	84,280	A
TradeStation Group Inc.	2,280	19,289	A

		1,525,364

Commercial Banks — 4.6%
1st Source Corp.	4,100	70,807
American National Bankshares Inc.	1,600	30,848
Ameris Bancorp	2,220	14,030
Bancorp Inc.	4,900	29,400	A
BancTrust Financial Group Inc.	7,200	21,600
Boston Private Financial Holdings Inc.	13,000	58,240
Camden National Corp.	4,340	147,690
Cathay General Bancorp	6,690	63,622
CoBiz Financial Inc.	10,200	65,382
Columbia Banking System Inc.	8,400	85,932
Community Bank System Inc.	3,000	43,680
East West Bancorp Inc.	30,000	194,700
F.N.B. Corp.	5,000	30,950
First Bancorp Puerto Rico	6,700	26,465
First Busey Corp.	5,600	41,160
First Merchants Corp.	4,320	34,690
First United Corp.	4,986	56,093
Firstbank Corp.	1,091	7,692
German American Bancorp Inc.	2,425	34,944
Greene Bancshares Inc.	1,448	6,487
Merchants Bancshares Inc.	1,940	43,049
Northrim BanCorp Inc.	5,960	82,963
Peoples Bancorp Inc.	10,568	180,184
Renasant Corp.	11,422	171,558
Sandy Spring Bancorp Inc.	5,600	82,320
Sierra Bancorp	4,540	57,340
Southwest Bancorp Inc.	4,160	40,602
StellarOne Corp.	7,700	99,715
Sun Bancorp Inc.	6,854	35,504	A
Susquehanna Bancshares Inc.	6,100	29,829
Umpqua Holdings Corp.	24,200	187,792
United Community Banks Inc.	8,418	50,425	A
WesBanco Inc.	6,170	89,712
Whitney Holding Corp.	18,450	169,002
Wintrust Financial Corp.	10,290	165,463

		2,549,870

Consumer Finance — 1.9%
Cash America International Inc.	8,500	198,815
Credit Acceptance Corp.	14,660	320,321	A
Dollar Financial Corp.	6,760	93,220	A
EZCORP Inc.	4,200	45,276	A
Nelnet Inc.	16,470	223,827	A

	Shares	Value

Financials — Continued
Consumer Finance — Continued
World Acceptance Corp.	7,940	$158,086	A

		1,039,545

Diversified Financial Services — 0.9%
Asset Acceptance Capital Corp.	11,010	84,667	A
ASTA Funding Inc.	1,567	8,525
Encore Capital Group Inc.	157	2,080	A
Medallion Financial Corp.	9,520	72,828
PHH Corp.	18,500	336,330	A

		504,430

Insurance — 14.6%
American Equity Investment Life Holding Co.	36,480	203,558
American Physicians Capital Inc.	2,890	113,172
American Physicians Service Group Inc.	4,724	107,188
American Safety Insurance Holdings Ltd.	5,600	76,216	A
Amerisafe Inc.	10,200	158,712	A
Amtrust Financial Services Inc.	32,700	372,780
Argo Group International Holdings Ltd.	16,792	473,870	A
Assured Guaranty Ltd.	6,100	75,518
Baldwin and Lyons Inc.	4,230	83,331
CNA Surety Corp.	40,170	541,893	A
Delphi Financial Group Inc.	23,255	451,845
Donegal Group Inc.	572	7,665
Eastern Insurance Holdings Inc.	2,680	25,219
EMC Insurance Group Inc.	3,852	80,160
Employers Holdings Inc.	26,600	360,430
First Acceptance Corp.	21,200	45,156	A
First Mercury Financial Corp.	7,700	106,029
Flagstone Reinsurance Holdings Ltd.	43,500	448,050
FPIC Insurance Group Inc.	2,410	73,794	A
Hallmark Financial Services Inc.	11,350	81,153	A
Hilltop Holdings Inc.	5,000	59,350	A
Horace Mann Educators Corp.	17,770	177,167
Infinity Property and Casualty Corp.	9,240	336,890
Max Capital Group Ltd.	20,040	369,938
Meadowbrook Insurance Group Inc.	43,060	281,182
Mercer Insurance Group Inc.	1,730	27,507
Montpelier Re Holdings Ltd.	17,570	233,505
National Western Life Insurance Co.	1,520	177,460
Navigators Group Inc.	6,670	296,348	A
Nymagic Inc.	5,780	80,226
OneBeacon Insurance Group Ltd.	6,500	75,985
PMA Capital Corp.	17,410	79,216	A
Presidential Life Corp.	20,860	157,910
Safety Insurance Group Inc.	20,305	620,521
SeaBright Insurance Holdings	11,680	118,318	A
Selective Insurance Group Inc.	2,410	30,776
Specialty Underwriters’ Alliance Inc.	5,850	37,089	A
Stewart Information Services Corp.	9,900	141,075
Tower Group Inc.	10,000	247,800
Unico American Corp.	4,750	36,338
United Fire and Casualty Co.	13,176	225,968

	Shares	Value

Financials — Continued
Insurance — Continued
Universal Insurance Holdings Inc.	16,925	$84,964
Zenith National Insurance Corp.	10,380	225,661

		8,006,933

Real Estate Management and Development — 0.2%
Avatar Holdings Inc.	2,600	47,242	A
Forestar Group Inc.	3,400	40,392	A
Market Leader Inc.	7,400	13,690	A

		101,324

Thrifts and Mortgage Finance — 2.1%
Abington Bancorp Inc.	9,970	79,361
BankFinancial Corp.	5,300	46,958
Berkshire Hills Bancorp Inc.	6,670	138,602
Home Federal Bancorp Inc.	4,830	49,218
Legacy Bancorp Inc.	2,500	27,750
Meridian Interstate Bancorp Inc.	1,200	8,940	A
NewAlliance Bancshares Inc.	17,420	200,330
Parkvale Financial Corp.	7,222	64,926
Provident Financial Services Inc.	32,500	295,750
Washington Federal Inc.	16,837	218,881

		1,130,716

Health Care — 4.2%
Biotechnology — 0.2%
Cubist Pharmaceuticals Inc.	6,800	124,644	A

Health Care Equipment and Supplies — 0.4%
AngioDynamics Inc.	10,700	141,989	A
Cutera Inc.	5,800	49,996	A
Osteotech Inc.	6,400	28,160	A

		220,145

Health Care Providers and Services — 3.3%
Allion Healthcare Inc.	8,800	52,360	A
Cross Country Healthcare Inc.	16,800	115,416	A
Gentiva Health Services Inc.	4,400	72,424	A
Healthspring Inc.	20,500	222,630	A
Kindred Healthcare Inc.	4,100	50,717	A
LifePoint Hospitals Inc.	24,830	651,788	A
Molina Healthcare Inc.	5,500	131,560	A
NovaMed Inc.	10,300	40,685	A
Triple-S Management Corp.	5,100	79,509	A
Universal American Financial Corp.	47,000	409,840	A

		1,826,929

Pharmaceuticals — 0.3%
Hi-Tech Pharmacal Co. Inc.	2,200	19,580	A
Questcor Pharmaceuticals Inc.	22,000	110,000	A

		129,580

	Shares	Value

Industrials — 20.1%
Aerospace and Defense — 2.0%
AAR Corp.	17,700	$284,085	A
Astronics Corp.	3,800	39,482	A
Ceradyne Inc.	11,200	197,792	A
Ducommun Inc.	2,100	39,459
Esterline Technologies Corp.	4,500	121,815	A
Herley Industries Inc.	3,380	37,079	A
Triumph Group Inc.	9,700	388,000

		1,107,712

Airlines — 1.2%
Alaska Air Group Inc.	3,300	60,258	A
JetBlue Airways Corp.	14,500	61,915	A
Republic Airways Holdings Inc.	18,570	121,262	A
SkyWest Inc.	40,550	413,610

		657,045

Building Products — 1.5%
Apogee Enterprises Inc.	14,600	179,580
Armstrong World Industries Inc.	15,500	255,595	A
Griffon Corp.	33,434	278,171	A
Insteel Industries Inc.	7,700	63,448
Universal Forest Products Inc.	1,350	44,671

		821,465

Commercial Services and Supplies — 4.2%
ATC Technology Corp.	8,375	121,437	A
Comfort Systems USA Inc.	15,800	161,950
Deluxe Corp.	24,200	310,002
Ennis Inc.	16,510	205,715
G & K Services Inc.	3,711	78,488
Herman Miller Inc.	16,710	256,331
ICT Group Inc.	7,000	61,110	A
Kimball International Inc.	14,607	91,148
Knoll Inc.	10,880	82,470
North American Galvanizing and Coating Inc.	9,099	55,140	A
RSC Holdings Inc.	60,900	409,248	A
TeleTech Holdings Inc.	300	4,545	A
United Stationers Inc.	12,770	445,418	A
WCA Waste Corp.	2,002	7,567	A

		2,290,569

Construction and Engineering — 0.9%
Dycom Industries Inc.	10,200	112,914	A
EMCOR Group Inc.	8,700	175,044	A
Sterling Construction Co. Inc.	1,500	22,890	A
Tutor Perini Corp.	9,900	171,864	A

		482,712

Electrical Equipment — 3.0%
A.O. Smith Corp.	700	22,799
Acuity Brands Inc.	13,880	389,334
AZZ Inc.	7,000	240,870	A
Baldor Electric Co.	5,400	128,466

	Shares	Value

Industrials — Continued
Electrical Equipment — Continued
Belden CDT Inc.	4,000	$66,800
EnerSys	2,400	43,656	A
LaBarge Inc.	7,200	66,744	A
Ocean Power Technologies Inc.	5,500	32,120	A
PowerSecure International Inc.	7,400	31,524	A
Regal-Beloit Corp.	15,980	634,725

		1,657,038

Machinery — 1.9%
Alamo Group Inc.	5,470	55,247
Barnes Group Inc.	13,100	155,759
Briggs and Stratton Corp.	8,300	110,722
Cascade Corp.	1,620	25,483
CIRCOR International Inc.	3,500	82,635
Columbus McKinnon Corp.	5,820	73,623	A
Middleby Corp.	2,100	92,232	A
Miller Industries Inc.	6,500	57,200	A
Mueller Industries Inc.	10,220	212,576
Watts Water Technologies Inc.	7,500	161,550

		1,027,027

Marine — 0.2%
International Shipholding Corp.	4,000	107,840

Professional Services — 2.5%
Barrett Business Services Inc.	2,100	22,050
Heidrick and Struggles International Inc.	9,020	164,615
Kelly Services Inc.	14,240	155,928
Korn/Ferry International	26,200	278,768	A
MPS Group Inc.	37,410	285,812	A
School Specialty Inc.	8,160	164,914	A
Spherion Corp.	14,400	59,328	A
TrueBlue Inc.	17,350	145,740	A
Volt Information Sciences Inc.	11,310	70,914	A
VSE Corp.	2,200	57,552

		1,405,621

Road and Rail — 0.5%
Amerco Inc.	2,400	89,160	A
Arkansas Best Corp.	4,310	113,568
Frozen Food Express Industries Inc.	9,320	29,638
Saia Inc.	4,060	73,121	A
USA Truck Inc.	444	6,007	A

		311,494

Trading Companies and Distributors — 2.2%
Aceto Corp.	7,600	50,692
Applied Industrial Technologies Inc.	7,920	156,024
DXP Enterprises Inc.	7,000	80,290	A
GATX Corp.	11,430	293,980
Houston Wire & Cable Co.	3,040	36,206
Interline Brands Inc.	3,650	49,932	A
Rush Enterprises Inc.	2,090	24,349	A

	Shares	Value

Industrials — Continued
Trading Companies and Distributors — Continued
WESCO International Inc.	18,900	$473,256	A
Willis Lease Finance Corp.	2,320	30,438	A

		1,195,167

Information Technology — 13.4%
Communications Equipment — 2.6%
Avocent Corp.	8,800	122,848	A
Bel Fuse Inc.	2,500	40,100
Black Box Corp.	9,800	328,006
Communications Systems Inc.	2,400	23,520
Comtech Telecommunications Corp.	1,700	54,196	A
Digi International Inc.	6,400	62,400	A
Globecomm Systems Inc.	8,800	63,272	A
Harris Stratex Networks Inc.	11,100	71,928	A
Oplink Communications Inc.	11,100	126,540	A
PC-Tel Inc.	9,900	52,965	A
Sycamore Networks Inc.	143,960	450,595	A
Symmetricom Inc.	800	4,616	A
Tollgrade Communications Inc.	5,500	28,820	A

		1,429,806

Computers and Peripherals — 1.3%
Adaptec Inc.	68,300	180,995	A
Cray Inc.	3,190	25,137	A
Electronics for Imaging Inc.	23,200	247,312	A
Imation Corp.	14,500	110,345
Super Micro Computer Inc.	18,900	144,774	A

		708,563

Electronic Equipment, Instruments & Components — 4.9%
Benchmark Electronics Inc.	49,290	709,776	A
Coherent Inc.	2,560	52,941	A
CPI International Inc.	8,980	78,036	A
Electro Scientific Industries Inc.	7,710	86,198	A
Methode Electronics Inc.	5,900	41,418
MTS Systems Corp.	2,300	47,495
Multi-Fineline Electronix Inc.	8,900	190,460	A
Newport Corp.	5,400	31,266	A
PC Connection Inc.	9,200	48,300	A
PC Mall Inc.	2,500	16,900	A
Plexus Corp.	1,780	36,419	A
Richardson Electronics Ltd.	8,300	27,141
Smart Modular Technologies WWH Inc.	18,200	41,314	A
Spectrum Control Inc.	5,000	44,000	A
SYNNEX Corp.	34,480	861,655	A
TTM Technologies Inc.	13,400	106,664	A
Vishay Intertechnology Inc.	37,215	252,690	A
Zygo Corp.	2,770	12,908	A

		2,685,581

Internet Software and Services — 1.7%
Earthlink Inc.	46,400	343,824	A

	Shares	Value

Information Technology — Continued
Internet Software and Services — Continued
Infospace Inc.	3,900	$25,857	A
Internap Network Services Corp.	27,500	95,975	A
Keynote Systems Inc.	4,600	35,144	A
Spark Networks Inc.	9,100	20,930	A
United Online Inc.	61,580	400,886

		922,616

IT Services — 0.6%
Computer Task Group Inc.	6,490	39,589	A
Convergys Corp.	7,600	70,528	A
CSG Systems International Inc.	12,500	165,500	A
StarTek Inc.	1,900	15,238	A
TechTeam Global Inc.	3,700	24,198	A

		315,053

Semiconductors and Semiconductor Equipment — 2.2%
Brooks Automation Inc.	13,900	62,272	A
DSP Group Inc.	12,200	82,472	A
Exar Corp.	13,200	94,908	A
Fairchild Semiconductor International Inc.	9,600	67,104	A
GSI Technology Inc.	10,960	42,305	A
Integrated Device Technology Inc.	40,200	242,808	A
Integrated Silicon Solution Inc.	5,200	13,780	A
International Rectifier Corp.	6,400	94,784	A
MKS Instruments Inc.	30,560	403,086	A
Omnivision Technologies Inc.	2,600	27,014	A
Silicon Storage Technology Inc.	31,100	58,157	A
White Electronic Designs Corp.	8,920	41,300	A

		1,229,990

Software — 0.1%
Dynamics Research Corp.	2,580	25,826	A
Soapstone Networks Inc.	6,500	27,170	A
Versant Corp.	1,989	29,954	A

		82,950

Materials — 3.7%
Chemicals — 2.2%
GenTek Inc.	5,481	122,391	A
Olin Corp.	43,030	511,627
OM Group Inc.	6,200	179,924	A
Westlake Chemical Corp.	19,380	395,158

		1,209,100

Metals and Mining — 1.3%
Horsehead Holding Corp.	12,000	89,400	A
RTI International Metals Inc.	3,900	68,913	A
Worthington Industries Inc.	43,950	562,120

		720,433

Paper and Forest Products — 0.2%
Glatfelter	10,500	93,450

	Shares	Value

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.5%
Cincinnati Bell Inc.	73,370	$208,371	A
SureWest Communications	7,600	79,572	A

		287,943

Wireless Telecommunication Services — 0.1%
USA Mobility Inc.	4,500	57,420

Utilities — 4.7%
Electric Utilities — 2.3%
Central Vermont Public Service Corp.	1,400	25,340
El Paso Electric Co.	15,300	213,588	A
IDACORP Inc.	19,370	506,332
Portland General Electric Co.	25,510	496,935
Unitil Corp.	2,200	45,364

		1,287,559

Gas Utilities — 0.3%
Southwest Gas Corp.	4,130	91,727
The Laclede Group Inc.	1,700	56,321

		148,048

Multi-Utilities — 2.1%
Avista Corp.	20,450	364,214
Black Hills Corp.	10,020	230,360
PNM Resources Inc.	50,500	540,855

		1,135,429

Total Common Stocks and Equity Interests (Cost — $60,571,666)		52,833,845

Total Investments — 96.2% (Cost — $60,571,666)B		52,833,845
Other Assets Less Liabilities — 3.8%		2,060,558

Net Assets — 100.0%		$54,894,403

Net Asset Value Per Share:

Class A	$6.48

Class C	$6.46

Institutional Class	$7.49

†	Under FAS 157, all securities are deemed Level 1. Please refer to Investment Valuation.
N.M.	Not Meaningful.
A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,618,717
Gross unrealized depreciation	(11,356,538)

Net unrealized depreciation	$(7,737,821)

Investment Valuation

    The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

—	Level 1 – quoted prices in active markets for identical investments
—	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

    Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

American Leading Companies Trust

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and/or Equity Interests†	$209,346,788	—	—	$209,346,788

†	See Portfolio of Investments for additional detailed categorizations.

U.S. Small-Capitalization Value Trust

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and/or Equity Interests†	$52,833,845	—	—	$52,833,845

†	See Portfolio of Investments for additional detailed categorizations.

Derivative Instruments and Hedging Activities

    Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

    At June 30, 2009, the Funds did not hold any derivative instruments.

    Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Investors Trust, Inc.

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Investors Trust, Inc.

Date: August 27, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak

Chief Financial Officer and Treasurer, Legg Mason Investors Trust, Inc.

Date: August 27, 2009